Other Current and Non-current Assets	12 Months Ended
Dec. 31, 2025
Other Current and Non-current Assets
Other Current and Non-current Assets

7. Other Current and Non-current Assets

Other current and non-current assets consisted of the following (in thousands of US$):

	As of	As of
Other Current Assets	December 31, 2025	December 31, 2024
Marketable securities	$120,244	$60,850
Straight-lining of revenue	24,828	22,170
Claims receivable	9,978	14,387
Other current assets	16,087	16,243
Total other current assets	$171,137	$113,650

Straight-lining of revenue	$30,144	$47,423
Other non-current assets	12,161	10,358
Total other non-current assets	$42,305	$57,781

Marketable securities in Star Bulk Carriers Corp. (Ticker: SBLK)

In 2023, the Company acquired marketable securities of Eagle Bulk Shipping Inc., an owner of bulk carriers, which was listed on the New York Stock Exchange (Ticker: EGLE). On December 11, 2023, Star Bulk Carriers Corp. (Ticker: SBLK), a NASDAQ-listed owner and operator of drybulk vessels, and EGLE, announced that both companies had entered into a definitive agreement to combine in an all-stock merger, which was completed on April 9, 2024. Under the terms of the agreement, EGLE shareholders received 2.6211 shares of SBLK common stock in exchange for each share of EGLE common stock owned and as of December 31, 2024 the Company owned 4,070,214 shares of common stock of SBLK. During the year ended December 31, 2025, the Company purchased an additional 2,185,967 shares of common stock of “SBLK” in the open market for $29.9 million. As a result, as of December 31, 2025, the Company owned 6,256,181 shares of SBLK common stock.

As of December 31, 2025 and 2024, these marketable securities were fair valued at $120.2 million and $60.9 million, respectively. Furthermore, for the years ended December 31, 2025, 2024 and 2023, the Company recognized a $29.5 million gain, a $25.2 million loss and a $17.9 million gain, respectively, on these marketable securities, which are reflected under “Gain/(Loss) on investments” in the Consolidated Statements of Income. Additionally, the Company recognized dividend income on these securities amounting to $1.7 million, $9.3 million and $1.0 million for the years ended December 31, 2025, 2024 and 2023, respectively, which is reflected under “Dividend income” in the Consolidated Statements of Income.